COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Provisions
Provisions	$ 40,602,849	$ 32,441,700
Eventual commitments
Provisions
Provisions	209,922	896,451
Unused Balances of Credit Cards
Provisions
Provisions	3,247,294	3,172,768
Restructuring expenses
Provisions
Provisions		13,065,818
Provision for agreed revocable current account advances
Provisions
Provisions	296,472	30,587
Other contingencies
Provisions
Provisions	$ 36,849,161	$ 15,276,076